Finance Income and Finance Expense	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Finance Income and Finance Expense
11. Finance Income and Finance Expense

(CAD$ in millions)	2023	2022
Finance income
Investment income	$97	$49
Accretion on long-term receivables	15	4
Total finance income	$112	$53

Finance expense
Debt interest	$245	$253
Interest on QB2 project financing	245	112
Interest on advances from SMM/SC	259	89
Interest on lease liabilities	31	15
Letters of credit and standby fees	39	34
Accretion on decommissioning and restoration provisions	180	138
Other	55	51
	1,054	692
Less capitalized borrowing costs (Note 17)	(780)	(489)
Total finance expense	$274	$203